Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
Note 6 – Cash and Cash Equivalents

	As at December 31,
	2025	2024
	$ Thousands
Cash and cash equivalents in banks	715,676	860,127
Time deposits	762,663	155,724
	1,478,339	1,015,851

The Group held cash and cash equivalents which are of investment grade based on Standard and Poor’s Ratings.